Supplement to the Variable Annuity Prospectus and Summary Prospectuses dated May 3, 2021 as supplemented and amended

American General Life Insurance Company

Variable Separate Account

Polaris Platinum II Variable Annuity

The following information applies to the Prospectus and Updating Summary Prospectus (collectively, the “Prospectus”). The date of the Prospectus has been changed to November 8, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the “Reorganization”). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the “Target Underlying Funds”) were reorganized into the Underlying Funds of SunAmerica Series Trust (the “Acquiring Underlying Funds”) as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to “Anchor Series Trust” and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or be lowered as a result of the Reorganization. Please see “APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT” in the Prospectus for the current expenses and performance information for each Acquiring Underlying Fund.

Type	Target Underlying Funds Advisor Subadvisor (if applicable)	Acquiring Underlying Funds Advisor Subadvisor (if applicable)
Asset Allocation	SA PGI Asset Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	SA JPMorgan Diversified Balanced Portfolio* – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Bond	SA Wellington Government and Quality Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
Bond	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 2‡ SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
SA Wellington Capital Appreciation Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA WellsCap Aggressive Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Stock	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.

*  On the Effective Date, the Underlying Fund expense for SA JPMorgan Diversified Balanced Portfolio Class 2 changed from 1.07% to 0.98% and Class 3 changed from 1.17% to 1.08%.

‡  Available for investment if you purchased your contract prior to September 30, 2002.

Investment Requirements for Optional Living Benefits

As a result of the above Reorganization, SA JPMorgan Mid-Cap Growth Portfolio (previously under Group C. Limited Equity) has been moved to under Investment Group B. Equity Maximum within the investment requirements for following Living Benefits:

MARKETLOCK FOR LIFE

MARKETLOCK INCOME PLUS

MARKETLOCK FOR LIFE PLUS

MARKETLOCK FOR LIFE PLUS +6% OPTION

MARKETLOCK FOR LIFE PLUS +6% AND +7% EXTENSION

MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE FIRST AND SECOND EXTENSIONS

Investment Group	Investment Requirement	Variable Portfolio
B. Equity Maximum	Please see Prospectus for the existing minimum and maximum percentages allowed for Investment Group B for the optional Living Benefit you elected.	SA JPMorgan Mid-Cap Growth

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.

Dated: November 8, 2021

Please keep this Supplement with your Prospectus